ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 269,661,180	$ 264,769,577
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,371,927	1,761,174
Recurring fair value measurement [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,154,361	1,757,606
Recurring fair value measurement [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,546,577	885,933
Recurring fair value measurement [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	129,345	5,248
Recurring fair value measurement [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		2,107
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate futures contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,752
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	329,754	608,288
Recurring fair value measurement [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	60,846	112,600
Recurring fair value measurement [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	84,087	143,430
Recurring fair value measurement [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	217,566	3,568
Recurring fair value measurement [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	204,202	1,553
Recurring fair value measurement [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	13,364	2,015
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,148	2,107
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,148	2,107
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		2,107
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate futures contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,752
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	396
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,367,779	1,759,067
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,150,213	1,755,499
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,546,577	885,933
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	129,345	5,248
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	329,358	608,288
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	60,846	112,600
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	84,087	143,430
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	217,566	3,568
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	204,202	1,553
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 13,364	$ 2,015